Annual Total Returns[BarChart] - The Hartford MidCap Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.19%)	18.79%	38.96%	10.74%	1.38%	11.44%	23.93%	(7.63%)	32.26%	24.63%